Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables		$ 10,881
Other prepaid expenses	$ 158,754	33,235
Total prepaid expenses and other current assets	$ 336,958	44,116
Previously Reported [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables
Other prepaid expenses			11,411
Total prepaid expenses and other current assets		$ 44,116	$ 11,411